N-2 $ in Millions	Jul. 09, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001782524
Amendment Flag	false
Securities Act File Number	814-01332
Document Type	8-K
Entity Registrant Name	Morgan Stanley Direct Lending Fund
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]	6.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On July 9, 2026, Morgan Stanley Direct Lending Fund (the “Company”) and U.S. Bank Trust Company, National Association (the “Trustee”), entered into a Fourth Supplemental Indenture (the “Fourth Supplemental Indenture”) to the Indenture between the Company and the Trustee, dated February 11, 2022 (the “Base Indenture,” and together with the Fourth Supplemental Indenture, the “Indenture”). The Fourth Supplemental Indenture relates to the Company’s issuance of $350.0 million aggregate principal amount of its 6.100% notes due 2031 (the “Notes”).
The Notes will mature on July 15, 2031 and may be redeemed in whole or in part at the Company’s option at any time prior to June 15, 2031 at par value plus a “make-whole” premium calculated in accordance with terms under “optional redemption” in the Indenture and at par value on June 15, 2031 or thereafter. The Notes bear interest at a rate of 6.100% per year payable semi-annually on January 15 and July 15 of each year, commencing on January 15, 2027. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the Indenture, the Company will generally be required to make an offer to repurchase the outstanding Notes at a price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to the repurchase date.
The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Registration Statement on
Form
N-2
(File
No. 333-283477)
(the “Registration Statement”), the preliminary prospectus supplement dated June 29, 2026 and the pricing term sheet filed with the Securities and Exchange Commission on June 29, 2026. The transaction closed on July 9, 2026. The net proceeds to the Company were approximately $341.6 million, after deducting the underwriting discount and estimated offering expenses. The Company intends to use the net proceeds to repay outstanding secured indebtedness under its financing arrangements.
The foregoing descriptions of the Fourth Supplemental Indenture and the Notes do not purport to be complete and are qualified in their entirety by reference to the full text of the Fourth Supplemental Indenture and the Notes, respectively, each filed as exhibits hereto and incorporated by reference herein.
In connection with the issuance of the Notes, the Company entered into interest rate swaps to more closely align the interest rates of the Company’s liabilities with the Company’s investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreement related to the Notes, the Company receives a fixed interest rate of 6.100% per annum and pays a floating interest rate of SOFR + 2.1945% per annum on $350.0 million of the Notes. The Company designated each interest rate swap as the hedging instrument in a qualifying hedge accounting relationship.

Long Term Debt, Principal	$ 350.0
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Section 18(a)(1)(A) as modified by Section 61(a)(1) and (2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.